CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 225,459	$ 197,719	$ 816,044	$ 901,188
Cost of goods sold	224,613	205,196	835,568	881,789
Gross profit (loss)	846	(7,477)	(19,524)	19,399
Selling, general and administrative expenses	4,005	3,378	12,141	15,427
Income (loss) from operations	(3,159)	(10,855)	(31,665)	3,972
Warrant inducements and fair value adjustments	(692)	(33)	1,954	7,559
Interest expense, net	(3,481)	(2,909)	(13,049)	(14,813)
Gain on extinguishment of debt	817
Other expense, net	(87)	(194)	(595)	(741)
Loss before provision for income taxes	(6,602)	(13,991)	(43,355)	(4,023)
Provision for income taxes
Consolidated net loss	(6,602)	(13,991)	(43,355)	(4,023)
Net loss attributed to noncontrolling interest in variable interest entity	1,148	9,038	24,298	7,097
Net loss attributed to Pacific Ethanol, Inc..	(5,454)	(4,953)	(19,057)	3,074
Preferred stock dividends	(312)	(315)	(1,268)	(1,265)
Net loss available to common stockholders	$ (5,766)	$ (5,268)	$ (20,325)	$ 1,809
Net loss per share, basic and diluted	$ (0.57)	$ (0.92)	$ (2.81)	$ 0.80
Weighted-average shares outstanding, basic	10,060	5,748	7,224	2,249
Weighted-average shares outstanding, diluted	10,060	5,748	7,224	2,266